BANK AND OTHER BORROWINGS (Schedule of Maturities of Long-Term and Other Debt) (Details) - Dec. 31, 2015 - Long-term Bank and Other Borrowings [Member] ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Debt Instrument [Line Items]
Within one year	$ 54,152	¥ 350,786
Between one and two years	12,641	81,887
Between two and three years	29,533	191,309
Total	$ 96,326	¥ 623,982